Organization and description of the business -Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 dataCenter market $ / shares shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Number of highly interconnected data centers	61
Number of global markets | market	28
Number of continents with data centers	3
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
SVAC [Member] | Legacy Cyxtera [Member]
Business Acquisition [Line Items]
Number of shares issued (in shares) | shares	120,568,182